DEIVATIVE FINANCIAL INSTRUMENTS - Fair value measurements for financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Oct. 09, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 03, 2016
Disclosure of financial liabilities [line items]
Financial liabilities	$ 5,025		$ 5,819	$ 4,177
7% Convertible Debentures
Disclosure of financial liabilities [line items]
Borrowings, interest rate	7.00%	7.00%			7.00%
Carrying value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 5,025		5,819
Carrying value | Level 3 | Convertible Debentures | 7% Convertible Debentures
Disclosure of financial liabilities [line items]
Financial liabilities	2,643		5,608
Carrying value | Level 2 | Non-hedge derivative contracts
Disclosure of financial liabilities [line items]
Financial liabilities	2,382		211
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	5,025		5,819
Fair value | Level 3 | Convertible Debentures | 7% Convertible Debentures
Disclosure of financial liabilities [line items]
Financial liabilities	2,643		5,608
Fair value | Level 2 | Non-hedge derivative contracts
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,382		$ 211